Income Tax - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accrued payroll and expense	¥ 139,153	¥ 131,007
Net loss carryforward	461,305	159,969
Financial subsidy	6,266	31,916
Depreciation for property and equipment	74,429	47,433
Unrealized gain from intragroup transactions	32,160	20,467
Provision for allowance for credit losses	14,903	12,795
Total deferred tax assets	728,216	403,587
Valuation allowance on deferred tax assets	(7,655)	0
Total deferred tax assets	720,561	403,587
Deferred tax liabilities:
Difference in basis of land use rights	(141,960)	(145,477)
Unrealized investment gain	(900)
Difference in basis of fixed assets	(105,202)	(54,471)
Difference in basis of intangible assets	(6,925)	(7,948)
Total deferred tax liabilities	¥ (254,987)	¥ (207,896)